Commitments - Future minimum lease payments (Table) (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total	$ 804
Within one year
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total	165
After one year but not more than five years
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total	567
More than five years
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total	$ 72